Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	CONSUMER DISCRETIONARY — 6.3%
1,623	Acushnet Holdings Corp.	$103,466
1,376	Brinker International, Inc.*	105,305
295	Cavco Industries, Inc.*	126,331
18,379	Dana, Inc.	194,082
2,729	Green Brick Partners, Inc.*	227,926
880	Installed Building Products, Inc.	216,718
2,579	Johnson Outdoors, Inc. - Class A	93,360
445	Patrick Industries, Inc.	63,355
1,019	Polaris, Inc.	84,821
4,007	Steven Madden, Ltd.	196,303
		1,411,667
	CONSUMER STAPLES — 2.4%
3,812	BellRing Brands, Inc. - Class A*	231,465
6,863	Calavo Growers, Inc.	195,801
2,605	Chefs' Warehouse, Inc.*	109,436
		536,702
	ENERGY — 6.4%
10,578	Atlas Energy Solutions, Inc. - Class A	230,600
5,267	ChampionX Corp.	158,800
3,572	Civitas Resources, Inc.	180,993
2,362	Helmerich & Payne, Inc.	71,852
7,419	Northern Oil & Gas, Inc.	262,707
23,651	Oil States International, Inc.*	108,795
5,577	Range Resources Corp.	171,549
5,664	SM Energy Co.	226,390
		1,411,686
	FINANCIALS — 23.9%
5,044	1st Source Corp.	302,035
16,450	Banc of California, Inc.	242,308
8,414	Bank OZK	361,718
4,272	BankUnited, Inc.	155,672
10,729	Columbia Banking System, Inc.	280,134
3,629	Enterprise Financial Services Corp.	186,023
5,075	Five Star Bancorp	150,880
16,738	Heritage Commerce Corp.	165,371
9,625	Home BancShares, Inc.	260,741
2,695	Lakeland Financial Corp.	175,498
7,600	National Bank Holdings Corp. - Class A	319,960
6,575	Origin Bancorp, Inc.	211,452
3,959	Peapack-Gladstone Financial Corp.	108,516
3,072	Pinnacle Financial Partners, Inc.	300,964
1,083	Piper Sandler Cos.	307,366

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
682	Preferred Bank	$54,731
14,771	Redwood Trust, Inc., REIT	114,180
2,599	Selective Insurance Group, Inc.	242,487
1,688	SouthState Corp.	164,040
3,967	Stifel Financial Corp.	372,501
3,316	Texas Capital Bancshares, Inc.*	236,961
6,434	WaFd, Inc.	224,225
3,537	Wintrust Financial Corp.	383,871
		5,321,634
	HEALTH CARE — 9.9%
15,633	AdaptHealth Corp.*	175,559
1,477	Addus HomeCare Corp.*	196,485
11,056	ADMA Biologics, Inc.*	221,009
3,058	ANI Pharmaceuticals, Inc.*	182,440
15,526	Catalyst Pharmaceuticals, Inc.*	308,657
1,473	Corcept Therapeutics, Inc.*	68,170
4,823	Halozyme Therapeutics, Inc.*	276,069
2,445	LeMaitre Vascular, Inc.	227,116
1,864	Mesa Laboratories, Inc.	242,059
13,219	Owens & Minor, Inc.*	207,406
3,078	Simulations Plus, Inc.	98,558
		2,203,528
	INDUSTRIALS — 22.1%
607	Acuity Brands, Inc.	167,162
1,754	Alamo Group, Inc.	315,948
760	Applied Industrial Technologies, Inc.	169,579
20,725	Aris Water Solutions, Inc. - Class A	349,631
2,591	Astec Industries, Inc.	82,757
3,799	AZZ, Inc.	313,835
6,575	Barnes Group, Inc.	265,696
8,132	BrightView Holdings, Inc.*	127,998
1,350	Chart Industries, Inc.*	167,589
5,406	Enerpac Tool Group Corp. - Class A	226,457
1,073	Enpro, Inc.	174,019
11,335	Gates Industrial Corp. PLC*,1	198,929
4,170	Gibraltar Industries, Inc.*	291,608
2,951	Hexcel Corp.	182,460
1,013	Huron Consulting Group, Inc.*	110,113
1,452	IES Holdings, Inc.*	289,848
1,676	Insteel Industries, Inc.	52,107
9,461	Manitowoc Co., Inc.*	91,015
1,519	Mercury Systems, Inc.*	56,203
465	Miller Industries, Inc.	28,365

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,747	Oshkosh Corp.	$175,067
1,300	Simpson Manufacturing Co., Inc.	248,651
1,281	UFP Industries, Inc.	168,080
690	Valmont Industries, Inc.	200,065
10,082	Wabash National Corp.	193,474
1,629	WESCO International, Inc.	273,639
		4,920,295
	INFORMATION TECHNOLOGY — 6.8%
1,389	Axcelis Technologies, Inc.*	145,637
2,193	Belden, Inc.	256,866
18,316	Cambium Networks Corp.*,1	33,518
1,859	Diodes, Inc.*	119,143
6,871	Ichor Holdings, Ltd.*,1	218,567
1,646	Insight Enterprises, Inc.*	354,532
1,292	Plexus Corp.*	176,629
2,961	Progress Software Corp.	199,483
		1,504,375
	MATERIALS — 6.8%
2,080	Carpenter Technology Corp.	331,926
1,222	Eagle Materials, Inc.	351,508
3,224	H.B. Fuller Co.	255,921
1,740	Hawkins, Inc.	221,798
1,127	Materion Corp.	126,066
1,332	Quaker Chemical Corp.	224,429
		1,511,648
	REAL ESTATE — 9.0%
6,760	Alpine Income Property Trust, Inc. - REIT	123,032
5,080	American Assets Trust, Inc. - REIT	135,738
7,483	Community Healthcare Trust, Inc. - REIT	135,816
4,378	COPT Defense Properties - REIT	132,785
801	EastGroup Properties, Inc. - REIT	149,643
3,351	Essential Properties Realty Trust, Inc. - REIT	114,437
10,481	Hudson Pacific Properties, Inc. - REIT	50,099
10,424	Kite Realty Group Trust - REIT	276,861
4,211	National Storage Affiliates Trust - REIT	202,970
4,643	Phillips Edison & Co., Inc., REIT	175,088
3,763	PotlatchDeltic Corp. - REIT	169,523
6,196	UMH Properties, Inc. - REIT	121,875
13,935	Xenia Hotels & Resorts, Inc. - REIT	205,820
		1,993,687

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 3.2%
1,298	ALLETE, Inc.	$83,318
2,451	American States Water Co.	204,144
4,637	Avista Corp.	179,684
1,512	IDACORP, Inc.	155,872
3,336	UGI Corp.	83,467
		706,485
	TOTAL COMMON STOCKS
	(Cost $18,045,170)	21,521,707
	EXCHANGE-TRADED FUNDS — 0.9%
1,192	iShares Russell 2000 Value ETF	198,849
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $199,604)	198,849

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$545,908	Goldman Sachs FS Government Fund - Institutional Class, 4.77%[2]	545,908
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $545,908)	545,908
	TOTAL INVESTMENTS — 100.2%
	(Cost $18,790,682)	22,266,464
	Liabilities in Excess of Other Assets — (0.2)%	(38,079)
	NET ASSETS — 100.0%	$22,228,385

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.